December 15, 2014

TOUCHSTONE STRATEGIC TRUST

Touchstone Value Fund

Supplement to the Prospectus Dated October 30, 2014

Correction to Portfolio Management Team

All information regarding the portfolio managers of the Touchstone Value Fund (the “Fund”) is deleted and replaced with the following:

Sub-Advisor	Portfolio Manager(s)	Investment Experience with the Fund	Primary Title with Sub-Advisor
Barrow, Hanley, Mewhinney & Strauss, LLC	James P. Barrow	Managing the Fund since 2006	Portfolio Manager, President and Executive Director
	Timothy J. Culler, CFA	Managing the Fund since 2012	Portfolio Manager, Managing Director
	Mark Giambrone	Managing the Fund since 2012	Portfolio Manager, Managing Director
	R. Lewis Ropp	Managing the Fund since 2014	Portfolio Manager, Managing Director

James P. Barrow founded Barrow Hanley in August 1979. Mr. Barrow serves as Executive Director and President, positions he has held since 2000, and Portfolio Manager, a position he has held since 1979. He is currently a member of the large cap value equity team.

Timothy J. Culler, CFA, joined Barrow Hanley in May 1999. Mr. Culler is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

Mark Giambrone joined Barrow Hanley in January 1999. Mr. Giambrone is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

R. Lewis Ropp joined Barrow Hanley in 2001.  Mr. Ropp is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

Please contact your financial advisor or Touchstone Investment at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • www.TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-54BB-TST-S1-14712

December 15, 2014

TOUCHSTONE STRATEGIC TRUST

Touchstone Value Fund

Supplement to the Statement of Additional Information Dated October 30, 2014

Correction to Portfolio Management Team

All information regarding the portfolio managers of the Touchstone Value Fund (the “Fund”) is deleted and replaced with the following:

Value Fund

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss, LLC

Portfolio Manager/ Types of Accounts	Total Number of Other Accounts Managed	Total Other Assets (million)	Number of Other Accounts Managed subject to a Performance Based Advisory Fee	Total Other Assets Managed subject to a Performance Based Advisory Fee (million)
James P. Barrow(1) (2)
Registered Investment Companies	7	$38,765.9	3	$34,425.0
Other Pooled Investment Vehicles	2	$289.2	—	—
Other Accounts	21	$3,352.6	—	—
Timothy J. Culler, CFA(1)
Registered Investment Companies	2	$968.8	—	—
Other Pooled Investment Vehicles	1	$122.4	—	—
Other Accounts	38	$4,412.8	1	$802.0
Mark Giambrone(1) (2)
Registered Investment Companies	10	$5,306.7	1	$3,126.2
Other Pooled Investment Vehicles	3	$318.6	—	—
Other Accounts	46	$4,076.9	—	—
R. Lewis Ropp(1)
Registered Investment Companies	3	$1,832.9	—	—
Other Pooled Investment Vehicles	2	$122.4	—	—
Other Accounts	33	$3,589.6	—	—

(1) Messrs. Barrow, Culler, Giambrone and Ropp are members of a team managing 60 other accounts and $5.3 billion in the Large Cap Value strategy.

(2) Messrs. Barrow and Giambrone are members of a team managing 12 other accounts and $7.8 billion in the Mid Cap Value strategy.

The information in the table above is dated September 30, 2014.

TSF-54BB-TST-SAI-S1-1412

Ownership of Shares of the Fund. The following table indicates for the Fund, the dollar range of shares beneficially owned by the portfolio managers as of September 30, 2014:

Portfolio Manager	Dollar Range of Beneficial Ownership
James P. Barrow	Over $1,000,000
Timothy J. Culler	None
Mark Giambrone	None
R. Lewis Ropp	None

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • www.TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-54BB-TST-SAI-S1-1412